Share-based payments (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2024 INR (₨) Number mo ₨ / shares	Mar. 31, 2024 INR (₨) Number mo ₨ / shares	Mar. 31, 2024 INR (₨) Number mo ₨ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares	Mar. 31, 2024 INR (₨) Number mo ₨ / shares $ / shares	Mar. 31, 2024 INR (₨) Number mo ₨ / shares	Mar. 31, 2023 INR (₨) Number a mo ₨ / shares	Mar. 31, 2023 INR (₨) Number a mo ₨ / shares	Mar. 31, 2023 INR (₨) Number a mo ₨ / shares		Mar. 31, 2023 INR (₨) Number a mo ₨ / shares	Mar. 31, 2023 INR (₨) Number a mo ₨ / shares $ / shares	Mar. 31, 2023 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number mo ₨ / shares
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number			152,336						207,175
Shares arising out of options, Expired/forfeited during the year | Number			(9,590)						(14,476)
Shares arising out of options, Exercised during the year | Number			(42,537)						(40,363)
Shares arising out of options, Outstanding at the end of the year | Number			100,209						152,336					207,175
Shares arising out of options, Exercisable at the end of the year | Number	52,106	52,106	52,106	52,106	52,106	52,106	27,094	27,094	27,094		27,094	27,094	27,094
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5						₨ 5
Ranges of exercise prices, Expired/forfeited during the year	5						5
Ranges of exercise prices, Exercised during the year	5						5
Ranges of exercise prices, Outstanding at the end of the year	5						5							₨ 5
Ranges of exercise prices, Exercisable at the end of the year	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 5						₨ 5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		5						5						₨ 5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						65							74
Weighted average remaining useful life, Outstanding at the end of the year | mo						55							65	74
Weighted average remaining useful life, Exercisable at the end of the year | mo	43	43	43	43	43	43	41	41	41		41	41	41
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year			100,896	100,896					147,015
Shares arising out of options, Granted during the year | Number									51,270
Shares arising out of options, Expired/forfeited during the year | Number			(4,038)						(40,060)	[1]
Shares arising out of options, Exercised during the year | Number			(36,343)						(57,329)
Shares arising out of options, Outstanding at the end of the year			60,515						100,896		100,896			147,015
Shares arising out of options, Exercisable at the end of the year	14,193	14,193	14,193	14,193	14,193	14,193	12,467	12,467	12,467		12,467	12,467	12,467
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5						₨ 5
Ranges of exercise prices, Granted during the year							5
Ranges of exercise prices, Expired/forfeited during the year	5						5
Ranges of exercise prices, Exercised during the year	5						5
Ranges of exercise prices, Outstanding at the end of the year	5						5							₨ 5
Ranges of exercise prices, Exercisable at the end of the year	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5
Weighted average exercise price, Outstanding at the beginning of the year | (per share)		₨ 5			₨ 5			₨ 5
Weighted average exercise price, Granted during the year | ₨ / shares								5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | (per share)		5						5				₨ 5		₨ 5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5		₨ 5	₨ 5	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year				68		68							68
Weighted average remaining useful life, Granted during the year | mo													95
Weighted average remaining useful life, Outstanding at the end of the year						61					68		68	68
Weighted average remaining useful life, Exercisable at the end of the year	36	36	36	36	36	36	39	39	39		39	39	39

[1]	Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.